UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885
(Investment Company Act file number)

Broadview Funds Trust
(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

(414) 918-3900
(Registrant's telephone number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 – June 30, 2017

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (84.96%)
CONSUMER DISCRETIONARY (5.84%)
Hotels Restaurants & Leisure (1.30%)
Chuy's Holdings, Inc.(a)	349,750	$8,184,150

Leisure Products (2.14%)
Brunswick Corp.	105,210	6,599,823
Polaris Industries, Inc.	74,950	6,912,639
		13,512,462
Media (0.61%)
National CineMedia, Inc.	518,731	3,848,984

Specialty Retail (1.79%)
Hibbett Sports, Inc.(a)	429,051	8,902,808
Urban Outfitters, Inc.(a)	129,223	2,395,794
		11,298,602
CONSUMER STAPLES (2.61%)
Beverages (0.93%)
Boston Beer Co., Inc. - Class A(a)	44,400	5,867,460

Food Products (1.68%)
Freshpet, Inc.(a)	639,117	10,609,342

ENERGY (2.51%)
Energy Equipment & Services (0.93%)
Superior Energy Services, Inc.(a)	210,849	2,199,155
Whiting Petroleum Corp.(a)	667,481	3,677,820
		5,876,975
Oil, Gas & Consumable Fuels (1.58%)
Gulfport Energy Corp.(a)	92,178	1,359,626
Range Resources Corp.	369,700	8,565,949
		9,925,575
FINANCIALS (20.12%)
Banks (13.72%)
Bank of the Ozarks, Inc.	161,491	7,569,083
Chemical Financial Corp.	131,345	6,358,411
CoBiz Financial, Inc.	846,367	14,726,786
First Horizon National Corp.	257,800	4,490,876
Guaranty Bancorp	257,267	6,997,662
LegacyTexas Financial Group, Inc.	310,781	11,850,080
Renasant Corp.	36,194	1,583,126
Western Alliance Bancorp(a)	316,800	15,586,560
Zions Bancorporation	394,300	17,313,713
		86,476,297
Consumer Finance (1.15%)
PRA Group, Inc.(a)	191,850	7,271,115

Thrifts & Mortgage Finance (5.25%)
MGIC Investment Corp.(a)	2,955,775	33,104,680

HEALTH CARE (12.40%)
Biotechnology (0.44%)
Exact Sciences Corp.(a)	79,127	2,798,722

Health Care Equipment & Supplies (2.11%)
K2M Group Holdings, Inc.(a)	323,600	7,882,896
NxStage Medical, Inc.(a)	216,181	5,419,658
		13,302,554
Health Care Providers & Services (6.11%)
Acadia Healthcare Co., Inc.(a)	183,500	9,061,230
Diplomat Pharmacy, Inc.(a)	381,800	5,650,640
HealthSouth Corp.	324,402	15,701,057
Natera, Inc.(a)	433,950	4,712,697

	Shares	Value
COMMON STOCKS (84.96%) (continued)
HEALTH CARE (12.40%) (continued)
Health Care Providers & Services (6.11%) (continued)
Select Medical Holdings Corp.(a)	221,680	$3,402,788
		38,528,412
Health Care Technology (0.79%)
Allscripts Healthcare Solutions, Inc.(a)	391,400	4,994,264

Life Sciences Tools & Services (1.30%)
VWR Corp.(a)	247,850	8,181,528

Pharmaceuticals (1.65%)
Catalent, Inc.(a)	203,263	7,134,531
Premier, Inc. - Class A(a)	89,800	3,232,800
		10,367,331
INDUSTRIALS (11.82%)
Aerospace & Defense (1.69%)
Hexcel Corp.	104,739	5,529,172
KLX, Inc.(a)	102,500	5,125,000
		10,654,172
Building Products (2.35%)
Masco Corp.	387,400	14,802,554

Commercial Services & Supplies (1.04%)
Mobile Mini, Inc.	218,519	6,522,792

Electrical Equipment & Services (0.47%)
Generac Holdings, Inc.(a)	82,200	2,969,886

Machinery (2.57%)
Astec Industries, Inc.	67,637	3,754,530
Crane Co.	38,100	3,024,378
Kennametal, Inc.	32,350	1,210,537
Rexnord Corp.(a)	353,300	8,214,225
		16,203,670
Professional Services (1.47%)
Kforce, Inc.	285,938	5,604,385
Robert Half International, Inc.	76,343	3,659,120
		9,263,505
Road & Rail (0.37%)
Genesee & Wyoming, Inc. - Class A(a)	33,950	2,321,841

Trading Companies & Distribution (1.86%)
BMC Stock Holdings, Inc.(a)	472,644	10,327,271
MRC Global, Inc.(a)	85,600	1,414,112
		11,741,383
INFORMATION TECHNOLOGY (17.30%)
Communication Equipment (2.02%)
Ciena Corp.(a)	508,400	12,720,168

Electrical Equipment & Instruments (0.27%)
Sensata Technologies Holding N.V.(a)	40,300	1,721,616

Electronic Equipment & Instruments (0.51%)
Zebra Technologies Corp. - Class A(a)	32,100	3,226,692

Internet Software & Services (0.97%)
Pandora Media, Inc.(a)	683,400	6,095,928

IT Services (0.76%)
Acxiom Corp.(a)	184,041	4,781,385

Semiconductors & Semiconductor Equipment (3.41%)
Marvell Technology Group Ltd.	317,100	5,238,492
Veeco Instruments, Inc.(a)	583,700	16,256,045
		21,494,537

	Shares	Value
COMMON STOCKS (84.96%) (continued)
INFORMATION TECHNOLOGY (17.30%) (continued)
Software (9.36%)
CommVault Systems, Inc.(a)	298,300	$16,839,035
CyberArk Software Ltd.(a)	125,445	6,265,978
Fortinet, Inc.(a)	158,795	5,945,285
Hortonworks, Inc.(a)	297,500	3,831,800
Imperva, Inc.(a)	127,900	6,120,015
PROS Holdings, Inc.(a)	251,400	6,885,846
PTC, Inc.(a)	113,419	6,251,655
Tableau Software, Inc. - Class A(a)	111,950	6,859,176
		58,998,790
MATERIALS (11.40%)
Chemicals (5.79%)
Celanese Corp. - Series A	89,300	8,478,142
Ferro Corp.(a)	560,703	10,255,258
Kraton Corp.(a)	242,070	8,336,891
U.S. Silica Holdings, Inc.	43,286	1,536,220
Westlake Chemical Corp.	119,300	7,898,853
		36,505,364
Construction Materials (3.33%)
Summit Materials, Inc. - Class A(a)	363,252	10,487,085
Vulcan Materials Co.	83,100	10,527,108
		21,014,193
Containers & Packaging (1.18%)
Sealed Air Corp.	166,600	7,457,016

Metals & Mining (1.10%)
Allegheny Technologies, Inc.	405,400	6,895,854

REAL ESTATE (0.96%)
Real Estate Management & Development (0.96%)
Realogy Holdings Corp.	186,000	6,035,700

TOTAL COMMON STOCKS
(COST $431,047,662)		535,575,499

SHORT-TERM SECURITY (15.82%)
MONEY MARKET FUND (15.82%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.833%	99,706,450	99,706,450

TOTAL SHORT-TERM SECURITY
(COST $99,706,450)		99,706,450

TOTAL INVESTMENTS (100.78%)
(COST $530,754,112)		635,281,949

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.78%)		(4,891,741)

NET ASSETS 100.00%		$630,390,208

(a)	Non-income producing security.
Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments
June 30, 2017 (unaudited)

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services- Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are fair valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2017, there were no securities that were internally fair valued by the investment adviser. Variable rate demand notes are recorded at par value which approximates market value. Money market funds, representing short-term investments, are valued at their net asset value. Other short-term investments with maturities of 60 days or less are valued at fair value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under GAAP:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$535,575,499	$–	$–	$535,575,499
Short-Term Security	99,706,450	–	–	99,706,450
Total	$635,281,949	$–	$–	$635,281,949

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2017.

For the period ended June 30, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2017 are as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Broadview Opportunity Fund	$531,717,561	$142,954,806	$(39,390,418)	$103,564,388

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is primarily attributable to tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 24, 2017

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	August 24, 2017